UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-07507

Deutsche Investments VIT Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2014

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2014

Semiannual Report

Deutsche Investments VIT Funds
(formerly DWS Investments VIT Funds)

Deutsche Equity 500 Index VIP
(formerly DWS Equity 500 Index VIP)

Contents
3 Letter to Shareholders
4 Performance Summary
4 Portfolio Summary
5 Portfolio Manager
6 Investment Portfolio
13 Statement of Assets and Liabilities
13 Statement of Operations
14 Statement of Changes in Net Assets
16 Financial Highlights
18 Notes to Financial Statements
23 Information About Your Fund's Expenses
23 Proxy Voting
25 Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the Fund's performance to differ from that of the index. The Fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:

Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary June 30, 2014 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 are 0.34%, 0.59% and 0.74% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment

The Standard & Poor's 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results (as of June 30, 2014)
Deutsche Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,700	$12,426	$15,713	$23,352	$20,647
	Average annual total return	7.00%	24.26%	16.26%	18.49%	7.52%
S&P 500 Index	Growth of $10,000	$10,714	$12,461	$15,846	$23,698	$21,159
	Average annual total return	7.14%	24.61%	16.58%	18.83%	7.78%
Deutsche Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,684	$12,392	$15,599	$23,083	$20,136
	Average annual total return	6.84%	23.92%	15.98%	18.21%	7.25%
S&P 500 Index	Growth of $10,000	$10,714	$12,461	$15,846	$23,698	$21,159
	Average annual total return	7.14%	24.61%	16.58%	18.83%	7.78%
Deutsche Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B2	Growth of $10,000	$10,680	$12,374	$15,531	$22,918	$18,057
	Average annual total return	6.80%	23.74%	15.81%	18.04%	6.96%
S&P 500 Index	Growth of $10,000	$10,714	$12,461	$15,846	$23,698	$19,208
	Average annual total return	7.14%	24.61%	16.58%	18.83%	7.74%

The growth of $10,000 is cumulative.

* The Fund commenced offering Class B2 shares on September 16, 2005. The performance shown for the index is for the time period of September 30, 2005 through June 30, 2014, which is based on the performance period of the life of Class B2.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/14	12/31/13

Common Stocks	98%	98%
Cash Equivalents	2%	2%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/14	12/31/13

Information Technology	19%	19%
Financials	16%	16%
Health Care	13%	13%
Consumer Discretionary	12%	12%
Energy	11%	10%
Industrials	11%	11%
Consumer Staples	10%	10%
Materials	3%	4%
Utilities	3%	3%
Telecommunication Services	2%	2%
	100%	100%

Ten Largest Equity Holdings (17.6% of Net Assets)
1. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communications devices	3.1%
2. Exxon Mobil Corp. Explorer and producer of oil and gas	2.4%
3. Google, Inc. Provides a Web-based search engine for the Internet	1.8%
4. Microsoft Corp. Develops, manufactures, licenses, sells and supports software products	1.8%
5. Johnson & Johnson Provider of health care products	1.7%
6. General Electric Co. Diversified technology, media and financial services company	1.5%
7. Wells Fargo & Co. A diversified financial services company	1.4%
8. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.4%
9. Berkshire Hathaway, Inc. Holding company of insurance business and a variety of other businesses	1.3%
10. JPMorgan Chase & Co. Provider of global financial services	1.2%
Portfolio holdings and characteristics are subject to change. For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Manager

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

Investment Portfolio June 30, 2014 (Unaudited)
	Shares	Value ($)

Common Stocks 97.8%
Consumer Discretionary 11.6%
Auto Components 0.4%
BorgWarner, Inc.	8,040	524,128
Delphi Automotive PLC	9,610	660,591
Goodyear Tire & Rubber Co.	9,726	270,188
Johnson Controls, Inc.	23,133	1,155,031
		2,609,938
Automobiles 0.7%
Ford Motor Co.	137,843	2,376,413
General Motors Co.	45,713	1,659,382
Harley-Davidson, Inc.	7,614	531,838
		4,567,633
Distributors 0.1%
Genuine Parts Co.	5,307	465,955
Diversified Consumer Services 0.1%
Graham Holdings Co. "B"	152	109,153
H&R Block, Inc.	9,676	324,339
		433,492
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	15,201	572,318
Chipotle Mexican Grill, Inc.*	1,077	638,133
Darden Restaurants, Inc. (a)	4,654	215,341
Marriott International, Inc. "A"	7,640	489,724
McDonald's Corp.	34,493	3,474,825
Starbucks Corp.	26,258	2,031,844
Starwood Hotels & Resorts Worldwide, Inc.	6,649	537,372
Wyndham Worldwide Corp.	4,386	332,108
Wynn Resorts Ltd.	2,807	582,621
Yum! Brands, Inc.	15,401	1,250,561
		10,124,847
Household Durables 0.4%
D.R. Horton, Inc.	10,051	247,053
Garmin Ltd. (a)	4,174	254,197
Harman International Industries, Inc.	2,392	256,972
Leggett & Platt, Inc. (a)	4,843	166,018
Lennar Corp. "A"	6,214	260,864
Mohawk Industries, Inc.*	2,153	297,846
Newell Rubbermaid, Inc.	9,523	295,118
PulteGroup, Inc.	12,094	243,815
Whirlpool Corp.	2,663	370,743
		2,392,626
Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	12,993	4,219,867
Expedia, Inc.	3,596	283,221
Netflix, Inc.*	2,088	919,973
The Priceline.com, Inc.*	1,827	2,197,881
TripAdvisor, Inc.* (a)	3,914	425,295
		8,046,237
Leisure Products 0.1%
Hasbro, Inc. (a)	4,099	217,452
Mattel, Inc.	11,756	458,131
		675,583
	Shares	Value ($)

Media 3.5%
Cablevision Systems Corp. (New York Group) "A" (a)	7,460	131,669
CBS Corp. "B" (a)	18,415	1,144,308
Comcast Corp. "A"	90,627	4,864,857
DIRECTV*	16,332	1,388,383
Discovery Communications, Inc. "A"*	7,594	564,082
Gannett Co., Inc.	8,025	251,263
Interpublic Group of Companies, Inc.	14,963	291,928
News Corp. "A"*	17,562	315,062
Omnicom Group, Inc.	8,968	638,701
Scripps Networks Interactive, Inc. "A"	3,730	302,652
Time Warner Cable, Inc.	9,710	1,430,283
Time Warner, Inc.	30,738	2,159,345
Time, Inc.*	1	12
Twenty-First Century Fox, Inc. "A"	66,737	2,345,806
Viacom, Inc. "B"	13,623	1,181,523
Walt Disney Co.	56,144	4,813,787
		21,823,661
Multiline Retail 0.6%
Dollar General Corp.*	10,572	606,410
Dollar Tree, Inc.*	7,156	389,716
Family Dollar Stores, Inc.	3,371	222,958
Kohl's Corp.	6,786	357,486
Macy's, Inc.	12,563	728,905
Nordstrom, Inc.	4,883	331,702
Target Corp. (a)	22,086	1,279,884
		3,917,061
Specialty Retail 2.0%
AutoNation, Inc.*	2,260	134,877
AutoZone, Inc.* (a)	1,158	620,966
Bed Bath & Beyond, Inc.*	7,111	408,029
Best Buy Co., Inc.	9,705	300,952
CarMax, Inc.* (a)	7,655	398,137
GameStop Corp. "A" (a)	4,047	163,782
Home Depot, Inc.	47,696	3,861,468
L Brands, Inc.	8,602	504,593
Lowe's Companies, Inc.	34,765	1,668,372
O'Reilly Automotive, Inc.*	3,686	555,112
PetSmart, Inc. (a)	3,456	206,669
Ross Stores, Inc.	7,399	489,296
Staples, Inc. (a)	22,802	247,174
The Gap, Inc.	9,060	376,624
Tiffany & Co.	3,884	389,371
TJX Companies, Inc.	24,410	1,297,391
Tractor Supply Co.	4,771	288,168
Urban Outfitters, Inc.*	3,551	120,237
		12,031,218
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	9,540	326,173
Fossil Group, Inc.*	1,697	177,370
Michael Kors Holdings Ltd.*	6,219	551,314
NIKE, Inc. "B"	25,717	1,994,353
PVH Corp.	2,881	335,925
Ralph Lauren Corp.	2,023	325,076
Under Armour, Inc. "A"* (a)	5,674	337,546
VF Corp.	12,004	756,252
		4,804,009
	Shares	Value ($)

Consumer Staples 9.3%
Beverages 2.1%
Brown-Forman Corp. "B"	5,613	528,576
Coca-Cola Co.	131,786	5,582,455
Coca-Cola Enterprises, Inc.	8,139	388,882
Constellation Brands, Inc. "A"*	5,900	519,967
Dr. Pepper Snapple Group, Inc.	6,795	398,051
Molson Coors Brewing Co. "B"	5,588	414,406
Monster Beverage Corp.*	4,761	338,174
PepsiCo, Inc.	52,862	4,722,691
		12,893,202
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	15,277	1,759,299
CVS Caremark Corp.	40,753	3,071,554
Kroger Co.	17,746	877,185
Safeway, Inc.	8,113	278,600
Sysco Corp. (a)	20,356	762,332
Wal-Mart Stores, Inc.	56,195	4,218,559
Walgreen Co.	30,602	2,268,526
Whole Foods Market, Inc.	12,811	494,889
		13,730,944
Food Products 1.6%
Archer-Daniels-Midland Co.	22,805	1,005,929
Campbell Soup Co. (a)	6,310	289,061
ConAgra Foods, Inc.	14,830	440,154
General Mills, Inc.	21,417	1,125,249
Hormel Foods Corp.	4,763	235,054
Kellogg Co.	8,882	583,547
Keurig Green Mountain, Inc. (a)	4,425	551,399
Kraft Foods Group, Inc.	20,745	1,243,663
McCormick & Co., Inc.	4,488	321,296
Mead Johnson Nutrition Co.	7,006	652,749
Mondelez International, Inc. "A"	58,957	2,217,373
The Hershey Co.	5,188	505,156
The JM Smucker Co.	3,655	389,513
Tyson Foods, Inc. "A"	9,485	356,067
		9,916,210
Household Products 1.8%
Clorox Co.	4,472	408,741
Colgate-Palmolive Co.	30,324	2,067,490
Kimberly-Clark Corp.	13,140	1,461,431
Procter & Gamble Co.	94,362	7,415,910
		11,353,572
Personal Products 0.1%
Avon Products, Inc.	15,299	223,518
Estee Lauder Companies, Inc. "A"	8,808	654,082
		877,600
Tobacco 1.5%
Altria Group, Inc.	69,273	2,905,310
Lorillard, Inc.	12,621	769,502
Philip Morris International, Inc.	54,858	4,625,078
Reynolds American, Inc.	10,821	653,047
		8,952,937
Energy 10.6%
Energy Equipment & Services 2.1%
Baker Hughes, Inc.	15,201	1,131,714
Cameron International Corp.*	7,055	477,694
Diamond Offshore Drilling, Inc. (a)	2,425	120,353
Ensco PLC "A"	8,056	447,672
	Shares	Value ($)

FMC Technologies, Inc.*	8,160	498,331
Halliburton Co.	29,448	2,091,103
Helmerich & Payne, Inc.	3,795	440,637
Nabors Industries Ltd.	9,181	269,646
National Oilwell Varco, Inc.	14,961	1,232,038
Noble Corp. PLC	8,955	300,530
Rowan Companies PLC "A"	4,362	139,279
Schlumberger Ltd.	45,413	5,356,463
Transocean Ltd. (a)	11,756	529,373
		13,034,833
Oil, Gas & Consumable Fuels 8.5%
Anadarko Petroleum Corp.	17,607	1,927,438
Apache Corp.	13,446	1,352,937
Cabot Oil & Gas Corp.	14,548	496,669
Chesapeake Energy Corp. (a)	17,540	545,143
Chevron Corp.	66,370	8,664,603
Cimarex Energy Co.	3,033	435,114
ConocoPhillips	42,804	3,669,587
CONSOL Energy, Inc.	8,086	372,522
Denbury Resources, Inc.	12,040	222,258
Devon Energy Corp.	13,364	1,061,102
EOG Resources, Inc.	19,052	2,226,417
EQT Corp.	5,325	569,243
Exxon Mobil Corp.	149,715	15,073,306
Hess Corp.	9,197	909,491
Kinder Morgan, Inc.	23,294	844,640
Marathon Oil Corp.	23,571	940,954
Marathon Petroleum Corp.	10,061	785,462
Murphy Oil Corp.	5,877	390,703
Newfield Exploration Co.*	4,778	211,188
Noble Energy, Inc.	12,525	970,187
Occidental Petroleum Corp.	27,391	2,811,138
ONEOK, Inc.	7,177	488,610
Peabody Energy Corp. (a)	9,500	155,325
Phillips 66	19,726	1,586,562
Pioneer Natural Resources Co.	4,986	1,145,833
QEP Resources, Inc.	6,325	218,213
Range Resources Corp.	5,889	512,049
Southwestern Energy Co.*	12,241	556,843
Spectra Energy Corp.	23,388	993,522
Tesoro Corp.	4,467	262,079
Valero Energy Corp.	18,600	931,860
Williams Companies, Inc.	25,744	1,498,558
		52,829,556
Financials 15.8%
Banks 5.8%
Bank of America Corp.	366,566	5,634,119
BB&T Corp.	25,077	988,786
Citigroup, Inc.	105,898	4,987,796
Comerica, Inc.	6,228	312,396
Fifth Third Bancorp.	29,581	631,554
Huntington Bancshares, Inc.	29,351	280,009
JPMorgan Chase & Co.	131,940	7,602,383
KeyCorp	30,690	439,788
M&T Bank Corp. (a)	4,540	563,187
PNC Financial Services Group, Inc.	18,623	1,658,378
Regions Financial Corp.	48,060	510,397
SunTrust Banks, Inc.	18,566	743,754
U.S. Bancorp.	63,306	2,742,416
Wells Fargo & Co.	167,123	8,783,985
Zions Bancorp.	6,464	190,494
		36,069,442
	Shares	Value ($)

Capital Markets 2.1%
Affiliated Managers Group, Inc.*	1,927	395,806
Ameriprise Financial, Inc.	6,613	793,560
Bank of New York Mellon Corp.	39,727	1,488,968
BlackRock, Inc.	4,360	1,393,456
Charles Schwab Corp.	40,811	1,099,040
E*TRADE Financial Corp.*	10,147	215,725
Franklin Resources, Inc.	13,998	809,644
Invesco Ltd.	14,999	566,212
Legg Mason, Inc. (a)	3,511	180,150
Morgan Stanley	48,760	1,576,411
Northern Trust Corp.	8,044	516,505
State Street Corp.	15,007	1,009,371
T. Rowe Price Group, Inc.	9,112	769,144
The Goldman Sachs Group, Inc.	14,489	2,426,038
		13,240,030
Consumer Finance 1.0%
American Express Co.	31,748	3,011,933
Capital One Financial Corp.	19,930	1,646,218
Discover Financial Services	16,260	1,007,795
Navient Corp.	14,539	257,485
		5,923,431
Diversified Financial Services 1.8%
Berkshire Hathaway, Inc. "B"*	62,770	7,944,171
CME Group, Inc.	10,995	780,095
Intercontinental Exchange, Inc.	4,006	756,733
Leucadia National Corp.	10,989	288,132
McGraw Hill Financial, Inc.	9,558	793,601
Moody's Corp.	6,518	571,368
The NASDAQ OMX Group, Inc.	4,095	158,149
		11,292,249
Insurance 2.8%
ACE Ltd.	11,775	1,221,067
Aflac, Inc.	15,848	986,538
Allstate Corp.	15,138	888,903
American International Group, Inc.	50,436	2,752,797
Aon PLC	10,340	931,531
Assurant, Inc.	2,549	167,087
Chubb Corp.	8,536	786,763
Cincinnati Financial Corp.	5,174	248,559
Genworth Financial, Inc. "A"*	17,490	304,326
Hartford Financial Services Group, Inc.	15,753	564,115
Lincoln National Corp.	9,115	468,876
Loews Corp.	10,566	465,010
Marsh & McLennan Companies, Inc.	19,143	991,990
MetLife, Inc.	39,238	2,180,063
Principal Financial Group, Inc.	9,494	479,257
Progressive Corp.	18,930	480,065
Prudential Financial, Inc.	16,104	1,429,552
The Travelers Companies, Inc.	12,124	1,140,505
Torchmark Corp.	3,001	245,842
Unum Group	8,872	308,391
XL Group PLC	9,428	308,578
		17,349,815
Real Estate Investment Trusts 2.1%
American Tower Corp. (REIT)	13,808	1,242,444
Apartment Investment & Management Co. "A" (REIT)	5,161	166,545
AvalonBay Communities, Inc. (REIT)	4,220	600,042
Boston Properties, Inc. (REIT)	5,312	627,772
	Shares	Value ($)

Crown Castle International Corp. (REIT)	11,647	864,906
Equity Residential (REIT)	11,683	736,029
Essex Property Trust, Inc. (REIT)	2,172	401,625
General Growth Properties, Inc. (REIT)	18,389	433,245
HCP, Inc. (REIT)	15,883	657,239
Health Care REIT, Inc. (REIT)	10,618	665,430
Host Hotels & Resorts, Inc. (REIT)	26,241	577,564
Kimco Realty Corp. (REIT)	14,465	332,406
Plum Creek Timber Co., Inc. (REIT)	6,248	281,785
Prologis, Inc. (REIT)	17,383	714,267
Public Storage (REIT)	5,040	863,604
Simon Property Group, Inc. (REIT)	10,864	1,806,466
The Macerich Co. (REIT)	4,956	330,813
Ventas, Inc. (REIT)	10,226	655,487
Vornado Realty Trust (REIT)	6,047	645,396
Weyerhaeuser Co. (REIT) (a)	20,298	671,661
		13,274,726
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	9,838	315,210
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	16,672	163,886
People's United Financial, Inc.	10,978	166,536
		330,422
Health Care 13.0%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.*	6,896	1,077,500
Amgen, Inc.	26,396	3,124,494
Biogen Idec, Inc.*	8,270	2,607,614
Celgene Corp.*	27,924	2,398,113
Gilead Sciences, Inc.*	53,538	4,438,836
Regeneron Pharmaceuticals, Inc.*	2,778	784,702
Vertex Pharmaceuticals, Inc.*	8,164	772,967
		15,204,226
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	52,382	2,142,424
Baxter International, Inc.	18,927	1,368,422
Becton, Dickinson & Co.	6,724	795,449
Boston Scientific Corp.*	45,929	586,513
C.R. Bard, Inc.	2,659	380,264
CareFusion Corp.*	7,110	315,328
Covidien PLC	15,718	1,417,449
DENTSPLY International, Inc.	5,003	236,892
Edwards Lifesciences Corp.*	3,663	314,432
Intuitive Surgical, Inc.*	1,347	554,695
Medtronic, Inc.	34,830	2,220,761
St. Jude Medical, Inc.	9,864	683,082
Stryker Corp.	10,277	866,557
Varian Medical Systems, Inc.* (a)	3,646	303,128
Zimmer Holdings, Inc.	5,851	607,685
		12,793,081
Health Care Providers & Services 2.0%
Aetna, Inc.	12,451	1,009,527
AmerisourceBergen Corp.	7,858	570,962
Cardinal Health, Inc.	11,852	812,573
Cigna Corp.	9,362	861,023
DaVita HealthCare Partners, Inc.*	6,243	451,494
Express Scripts Holding Co.*	26,941	1,867,820
Humana, Inc.	5,434	694,031
Laboratory Corp. of America Holdings*	2,904	297,370
	Shares	Value ($)

McKesson Corp.	8,035	1,496,197
Patterson Companies, Inc.	2,906	114,816
Quest Diagnostics, Inc. (a)	5,093	298,908
Tenet Healthcare Corp.*	3,403	159,737
UnitedHealth Group, Inc.	34,152	2,791,926
WellPoint, Inc.	9,743	1,048,444
		12,474,828
Health Care Technology 0.1%
Cerner Corp.*	10,244	528,385
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	11,591	665,787
PerkinElmer, Inc.	3,988	186,798
Thermo Fisher Scientific, Inc.	13,903	1,640,554
Waters Corp.*	2,996	312,902
		2,806,041
Pharmaceuticals 6.0%
AbbVie, Inc.	55,425	3,128,187
Actavis PLC* (a)	6,441	1,436,665
Allergan, Inc.	10,372	1,755,150
Bristol-Myers Squibb Co.	57,764	2,802,132
Eli Lilly & Co.	34,337	2,134,731
Forest Laboratories, Inc.*	8,412	832,788
Hospira, Inc.* (a)	5,873	301,696
Johnson & Johnson	98,623	10,317,938
Merck & Co., Inc.	101,872	5,893,295
Mylan, Inc.*	13,120	676,467
Perrigo Co. PLC	4,648	677,493
Pfizer, Inc.	222,361	6,599,675
Zoetis, Inc.	17,334	559,368
		37,115,585
Industrials 10.3%
Aerospace & Defense 2.6%
Boeing Co.	23,386	2,975,401
General Dynamics Corp. (a)	11,349	1,322,726
Honeywell International, Inc.	27,299	2,537,442
L-3 Communications Holdings, Inc.	3,028	365,631
Lockheed Martin Corp.	9,289	1,493,021
Northrop Grumman Corp.	7,452	891,483
Precision Castparts Corp.	5,045	1,273,358
Raytheon Co.	10,902	1,005,709
Rockwell Collins, Inc.	4,771	372,806
Textron, Inc.	9,714	371,949
United Technologies Corp.	29,400	3,394,230
		16,003,756
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	5,111	326,031
Expeditors International of Washington, Inc.	6,880	303,821
FedEx Corp.	9,683	1,465,812
United Parcel Service, Inc. "B"	24,588	2,524,204
		4,619,868
Airlines 0.3%
Delta Air Lines, Inc.	29,548	1,144,099
Southwest Airlines Co. (a)	24,097	647,245
		1,791,344
Building Products 0.1%
Allegion PLC	3,189	180,752
Masco Corp.	12,568	279,010
		459,762
	Shares	Value ($)

Commercial Services & Supplies 0.5%
ADT Corp.	6,069	212,051
Cintas Corp.	3,579	227,410
Iron Mountain, Inc.	6,047	214,366
Pitney Bowes, Inc.	7,122	196,710
Republic Services, Inc.	9,263	351,716
Stericycle, Inc.*	2,918	345,549
Tyco International Ltd.	16,073	732,929
Waste Management, Inc. (a)	15,021	671,889
		2,952,620
Construction & Engineering 0.1%
Fluor Corp.	5,522	424,642
Jacobs Engineering Group, Inc.*	4,653	247,912
Quanta Services, Inc.*	7,681	265,609
		938,163
Electrical Equipment 0.6%
AMETEK, Inc.	8,457	442,132
Eaton Corp. PLC	16,625	1,283,117
Emerson Electric Co.	24,491	1,625,223
Rockwell Automation, Inc.	4,815	602,645
		3,953,117
Industrial Conglomerates 2.3%
3M Co. (a)	21,675	3,104,727
Danaher Corp.	20,974	1,651,283
General Electric Co.	349,573	9,186,779
Roper Industries, Inc.	3,443	502,712
		14,445,501
Machinery 1.7%
Caterpillar, Inc.	21,765	2,365,203
Cummins, Inc.	5,963	920,031
Deere & Co.	12,684	1,148,536
Dover Corp.	5,803	527,783
Flowserve Corp.	4,724	351,229
Illinois Tool Works, Inc.	13,252	1,160,345
Ingersoll-Rand PLC	8,749	546,900
Joy Global, Inc. (a)	3,513	216,331
PACCAR, Inc.	12,342	775,448
Pall Corp.	3,873	330,715
Parker Hannifin Corp.	5,183	651,659
Pentair PLC	6,787	489,478
Snap-on, Inc.	2,051	243,085
Stanley Black & Decker, Inc.	5,378	472,296
Xylem, Inc.	6,289	245,774
		10,444,813
Professional Services 0.2%
Dun & Bradstreet Corp.	1,313	144,692
Equifax, Inc.	4,307	312,430
Nielsen NV	10,482	507,434
Robert Half International, Inc.	4,850	231,539
		1,196,095
Road & Rail 1.0%
CSX Corp.	34,989	1,078,011
Kansas City Southern	3,890	418,214
Norfolk Southern Corp.	10,785	1,111,179
Ryder System, Inc.	1,878	165,433
Union Pacific Corp.	31,571	3,149,207
		5,922,044
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	9,429	466,641
W.W. Grainger, Inc. (a)	2,121	539,307
		1,005,948
	Shares	Value ($)

Information Technology 18.4%
Communications Equipment 1.7%
Cisco Systems, Inc.	178,576	4,437,614
F5 Networks, Inc.*	2,672	297,768
Harris Corp.	3,768	285,426
Juniper Networks, Inc.*	16,701	409,842
Motorola Solutions, Inc.	7,822	520,710
QUALCOMM, Inc.	58,840	4,660,128
		10,611,488
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A"	5,476	527,558
Corning, Inc.	45,620	1,001,359
FLIR Systems, Inc.	4,943	171,670
Jabil Circuit, Inc.	6,212	129,831
TE Connectivity Ltd.	14,253	881,406
		2,711,824
Internet Software & Services 3.1%
Akamai Technologies, Inc.*	6,134	374,542
eBay, Inc.*	39,774	1,991,086
Facebook, Inc. "A"*	59,942	4,033,497
Google, Inc. "A"*	9,877	5,774,786
Google, Inc. "C"*	9,877	5,682,041
VeriSign, Inc.* (a)	4,271	208,467
Yahoo!, Inc.*	32,645	1,146,819
		19,211,238
IT Services 3.2%
Accenture PLC "A"	22,077	1,784,705
Alliance Data Systems Corp.* (a)	1,876	527,625
Automatic Data Processing, Inc.	16,842	1,335,234
Cognizant Technology Solutions Corp. "A"*	21,213	1,037,528
Computer Sciences Corp.	4,983	314,926
Fidelity National Information Services, Inc.	10,045	549,863
Fiserv, Inc.*	8,695	524,482
International Business Machines Corp.	33,173	6,013,270
MasterCard, Inc. "A"	35,037	2,574,168
Paychex, Inc.	11,193	465,181
Teradata Corp.*	5,421	217,924
Total System Services, Inc.	5,802	182,241
Visa, Inc. "A" (a)	17,529	3,693,535
Western Union Co. (a)	18,736	324,882
Xerox Corp.	38,079	473,703
		20,019,267
Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	10,912	379,301
Analog Devices, Inc.	10,842	586,227
Applied Materials, Inc.	42,271	953,211
Avago Technologies Ltd.	8,808	634,793
Broadcom Corp. "A"	19,466	722,578
First Solar, Inc.*	2,490	176,939
Intel Corp.	173,539	5,362,355
KLA-Tencor Corp.	5,729	416,155
Lam Research Corp.	5,575	376,758
Linear Technology Corp.	8,324	391,811
Microchip Technology, Inc. (a)	7,025	342,890
Micron Technology, Inc.*	37,423	1,233,088
NVIDIA Corp.	19,555	362,550
Texas Instruments, Inc.	37,628	1,798,242
Xilinx, Inc.	9,417	445,518
		14,182,416
	Shares	Value ($)

Software 3.4%
Adobe Systems, Inc.*	16,135	1,167,529
Autodesk, Inc.*	8,012	451,717
CA, Inc.	11,027	316,916
Citrix Systems, Inc.* (a)	5,781	361,602
Electronic Arts, Inc.*	10,921	391,736
Intuit, Inc.	9,866	794,509
Microsoft Corp.	262,052	10,927,568
Oracle Corp.	119,695	4,851,238
Red Hat, Inc.*	6,686	369,535
Salesforce.com, Inc.*	19,629	1,140,052
Symantec Corp.	23,940	548,226
		21,320,628
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	210,198	19,533,700
EMC Corp.	71,454	1,882,098
Hewlett-Packard Co.	65,245	2,197,452
NetApp, Inc.	11,415	416,876
SanDisk Corp.	7,857	820,507
Seagate Technology PLC	11,387	647,009
Western Digital Corp.	7,296	673,421
		26,171,063
Materials 3.4%
Chemicals 2.5%
Air Products & Chemicals, Inc.	7,390	950,502
Airgas, Inc.	2,350	255,939
CF Industries Holdings, Inc.	1,797	432,232
Dow Chemical Co.	41,970	2,159,776
E.I. du Pont de Nemours & Co.	32,023	2,095,585
Eastman Chemical Co.	5,234	457,190
Ecolab, Inc.	9,420	1,048,823
FMC Corp.	4,688	333,739
International Flavors & Fragrances, Inc.	2,867	298,971
LyondellBasell Industries NV "A"	14,522	1,418,073
Monsanto Co.	18,275	2,279,623
PPG Industries, Inc.	4,818	1,012,503
Praxair, Inc.	10,212	1,356,562
Sigma-Aldrich Corp.	4,113	417,387
The Mosaic Co.	11,273	557,450
The Sherwin-Williams Co.	2,952	610,798
		15,685,153
Construction Materials 0.1%
Vulcan Materials Co.	4,610	293,888
Containers & Packaging 0.2%
Avery Dennison Corp.	3,379	173,174
Ball Corp.	4,794	300,488
Bemis Co., Inc.	3,568	145,075
MeadWestvaco Corp.	5,843	258,611
Owens-Illinois, Inc.*	5,819	201,570
Sealed Air Corp.	6,812	232,766
		1,311,684
Metals & Mining 0.5%
Alcoa, Inc.	40,634	605,040
Allegheny Technologies, Inc. (a)	3,795	171,155
Freeport-McMoRan Copper & Gold, Inc.	36,217	1,321,920
Newmont Mining Corp.	17,572	447,032
Nucor Corp.	11,055	544,459
United States Steel Corp. (a)	5,033	131,059
		3,220,665
	Shares	Value ($)

Paper & Forest Products 0.1%
International Paper Co.	15,096	761,895
Telecommunication Services 2.3%
Diversified Telecommunication Services
AT&T, Inc.	180,956	6,398,604
CenturyLink, Inc.	19,961	722,588
Frontier Communications Corp. (a)	35,160	205,335
Verizon Communications, Inc.	144,382	7,064,611
Windstream Holdings, Inc. (a)	20,911	208,274
		14,599,412
Utilities 3.1%
Electric Utilities 1.8%
American Electric Power Co., Inc.	17,012	948,759
Duke Energy Corp.	24,662	1,829,674
Edison International	11,317	657,631
Entergy Corp.	6,297	516,921
Exelon Corp.	29,933	1,091,956
FirstEnergy Corp.	14,491	503,128
NextEra Energy, Inc.	15,207	1,558,413
Northeast Utilities	10,912	515,810
Pepco Holdings, Inc.	8,830	242,648
Pinnacle West Capital Corp.	3,907	225,981
PPL Corp.	21,964	780,381
Southern Co.	31,092	1,410,955
Xcel Energy, Inc.	17,580	566,603
		10,848,860
Gas Utilities 0.0%
AGL Resources, Inc.	4,196	230,906
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	23,259	361,678
NRG Energy, Inc.	11,742	436,802
		798,480
Multi-Utilities 1.2%
Ameren Corp.	8,561	349,974
CenterPoint Energy, Inc.	15,118	386,114
CMS Energy Corp.	9,428	293,682
Consolidated Edison, Inc.	10,160	586,638
	Shares	Value ($)

Dominion Resources, Inc.	20,297	1,451,641
DTE Energy Co.	6,116	476,253
Integrys Energy Group, Inc. (a)	2,820	200,587
NiSource, Inc.	11,071	435,533
PG&E Corp.	16,141	775,091
Public Service Enterprise Group, Inc.	17,599	717,863
SCANA Corp.	4,987	268,350
Sempra Energy	7,915	828,780
TECO Energy, Inc.	7,150	132,132
Wisconsin Energy Corp.	7,763	364,241
		7,266,879
Total Common Stocks (Cost $363,346,279)		607,177,362

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.04%**, 10/2/2014 (b) (Cost $699,931)	700,000	699,928

	Shares	Value ($)

Securities Lending Collateral 3.6%
Daily Assets Fund Institutional, 0.08% (c) (d) (Cost $22,303,249)	22,303,249	22,303,249

Cash Equivalents 2.2%
Central Cash Management Fund, 0.06% (c) (Cost $13,489,084)	13,489,084	13,489,084

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $399,838,543)†	103.7	643,669,623
Other Assets and Liabilities, Net	(3.7)	(22,945,558)
Net Assets	100.0	620,724,065

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $412,728,080. At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $230,941,543. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $253,199,864 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,258,321.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $21,847,744, which is 3.5% of net assets.

(b) At June 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

S&P: Standard & Poor’s

At June 30, 2014, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/19/2014	148	14,447,760	33,560

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$607,177,362	$—	$—	$607,177,362
Government & Agency Obligation	—	699,928	—	699,928
Short-Term Investments (e)	35,792,333	—	—	35,792,333
Derivatives (f) Futures Contracts	33,560	—	—	33,560
Total	$643,003,255	$699,928	$—	$643,703,183

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $364,046,210) — including $21,847,744 of securities loaned	$607,877,290
Investment in Daily Assets Fund Institutional (cost $22,303,249)*	22,303,249
Investment in Central Cash Management Fund (cost $13,489,084)	13,489,084
Total investments in securities, at value (cost $399,838,543)	643,669,623
Cash	17,329
Receivable for Fund shares sold	5,229
Dividends receivable	652,264
Interest receivable	2,244
Receivable for variation margin on futures contracts	1,598
Foreign taxes recoverable	416
Other assets	3,732
Total assets	644,352,435
Liabilities
Payable upon return of securities loaned	22,303,249
Payable for investments purchased	584,683
Payable for Fund shares redeemed	454,897
Accrued management fee	98,480
Accrued Trustees' fees	2,412
Other accrued expenses and payables	184,649
Total liabilities	23,628,370
Net assets, at value	$620,724,065
Net Assets Consist of
Undistributed net investment income	5,075,992
Net unrealized appreciation (depreciation) on: Investments	243,831,080
Futures	33,560
Accumulated net realized gain (loss)	7,509,782
Paid-in capital	364,273,651
Net assets, at value	$620,724,065
Class A Net Asset Value, offering and redemption price per share ($596,196,751 ÷ 30,956,918 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$19.26
Class B Net Asset Value, offering and redemption price per share ($5,674,503 ÷ 294,361 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$19.28
Class B2 Net Asset Value, offering and redemption price per share ($18,852,811 ÷ 977,718 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$19.28

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2014 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $978)	$6,180,697
Interest	60
Income distributions — Central Cash Management Fund	1,384
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	12,356
Total income	6,194,497
Expenses: Management fee	606,605
Administration fee	303,302
Services to shareholders	6,293
Record keeping fee (Class B and Class B2)	14,488
Distribution service fees (Class B and Class B2)	30,230
Custodian fee	13,559
Professional fees	41,681
Reports to shareholders	34,078
Trustees' fees and expenses	14,488
Other	17,880
Total expenses before expense reductions	1,082,604
Expense reductions	(41,267)
Total expenses after expense reductions	1,041,337
Net investment income (loss)	5,153,160
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	19,891,947
Futures	919,816
20,811,763
Change in net unrealized appreciation (depreciation) on: Investments	15,450,905
Futures	(232,798)
15,218,107
Net gain (loss)	36,029,870
Net increase (decrease) in net assets resulting from operations	$41,183,030

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income (loss)	$5,153,160	$11,638,966
Operations: Net investment income (loss)	$5,153,160	$11,638,966
Net realized gain (loss)	20,811,763	96,448,640
Change in net unrealized appreciation (depreciation)	15,218,107	87,938,875
Net increase (decrease) in net assets resulting from operations	41,183,030	196,026,481
Distributions to shareholders from: Net investment income: Class A	(11,057,697)	(13,318,863)
Class B	(84,385)	(787,551)
Class B2	(287,223)	(282,229)
Net realized gains: Class A	(19,839,875)	(15,821,037)
Class B	(173,737)	(1,084,819)
Class B2	(647,089)	(427,037)
Total distributions	(32,090,006)	(31,721,536)
Fund share transactions: Class A Proceeds from shares sold	8,265,320	35,505,952
Reinvestment of distributions	30,897,572	29,139,900
Cost of shares redeemed	(51,916,059)	(86,833,091)
In-kind redemptions	—	(198,780,061)
Net increase (decrease) in net assets from Class A share transactions	(12,753,167)	(220,967,300)
Class B Proceeds from shares sold	847,535	1,863,922
Reinvestment of distributions	258,122	1,872,370
Cost of shares redeemed	(383,931)	(6,660,194)
In-kind redemptions	—	(45,503,334)
Net increase (decrease) in net assets from Class B share transactions	721,726	(48,427,236)
Class B2 Proceeds from shares sold	164,960	965,536
Reinvestment of distributions	934,312	709,266
Cost of shares redeemed	(2,654,707)	(4,662,986)
Net increase (decrease) in net assets from Class B2 share transactions	(1,555,435)	(2,988,184)
Increase (decrease) in net assets	4,493,852	(108,077,775)
Net assets at beginning of period	625,217,917	733,295,692
Net assets at end of period (including undistributed net investment income of $5,075,992 and $11,352,137, respectively)	$620,724,065	$625,217,917

The accompanying notes are an integral part of the financial statements.
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Class A Shares outstanding at beginning of period	31,567,788	44,517,365
Class A Shares outstanding at beginning of period	31,567,788	44,517,365
Shares sold	438,060	2,109,689
Shares issued to shareholders in reinvestment of distributions	1,693,946	1,809,932
Shares redeemed	(2,742,876)	(5,155,582)
In-kind redemptions	—	(11,713,616)
Net increase (decrease) in Class A shares	(610,870)	(12,949,577)
Shares outstanding at end of period	30,956,918	31,567,788
Class B Shares outstanding at beginning of period	255,427	3,108,562
Shares sold	44,954	113,444
Shares issued to shareholders in reinvestment of distributions	14,128	116,152
Shares redeemed	(20,148)	(402,912)
In-kind redemptions	—	(2,679,819)
Net increase (decrease) in Class B shares	38,934	(2,853,135)
Shares outstanding at end of period	294,361	255,427
Class B2 Shares outstanding at beginning of period	1,058,904	1,234,243
Shares sold	8,729	55,093
Shares issued to shareholders in reinvestment of distributions	51,111	43,999
Shares redeemed	(141,026)	(274,431)
Net increase (decrease) in Class B2 shares	(81,186)	(175,339)
Shares outstanding at end of period	977,718	1,058,904

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/14 (Unaudited)		2013		2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$19.01		$15.01		$13.20	$13.17	$11.68	$9.55
Income (loss) from investment operations: Net investment income (loss)a	.16		.30		.28	.23	.21	.21
Net realized and unrealized gain (loss)	1.12		4.37		1.78	.03	1.51	2.20
Total from investment operations	1.28		4.67		2.06	.26	1.72	2.41
Less distributions from: Net investment income	(.37)		(.31)		(.25)	(.23)	(.23)	(.28)
Net realized gains on investment transactions	(.66)		(.36)		—	—	—	—
Total distributions	(1.03)		(.67)		(.25)	(.23)	(.23)	(.28)
Net asset value, end of period	$19.26		$19.01		$15.01	$13.20	$13.17	$11.68
Total Return (%)	7.00	b**	31.93	b	15.70	1.83	14.70	26.32	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	596		600		668	632	699	678
Ratio of expenses before expense reductions (%)	.34	*	.34		.35	.33	.33	.34
Ratio of expenses after expense reductions (%)	.33	*	.34		.35	.33	.33	.32
Ratio of net investment income (loss) (%)	1.71	*	1.76		1.95	1.74	1.74	2.10
Portfolio turnover rate (%)	1	**	4	c	4	6	5	8
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

			Years Ended December 31,
Class B	Six Months Ended 6/30/14 (Unaudited)		2013		2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$19.01		$15.00		$13.19	$13.17	$11.68	$9.54
Income (loss) from investment operations: Net investment income (loss)a	.14		.34		.25	.20	.18	.18
Net realized and unrealized gain (loss)	1.11		4.29		1.78	.01	1.51	2.22
Total from investment operations	1.25		4.63		2.03	.21	1.69	2.40
Less distributions from: Net investment income	(.32)		(.26)		(.22)	(.19)	(.20)	(.26)
Net realized gains on investment transactions	(.66)		(.36)		—	—	—	—
Total distributions	(.98)		(.62)		(.22)	(.19)	(.20)	(.26)
Net asset value, end of period	$19.28		$19.01		$15.00	$13.19	$13.17	$11.68
Total Return (%)	6.84	b**	31.68	b	15.42	1.50	14.52	26.03	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		5		47	45	53	50
Ratio of expenses before expense reductions (%)	.60	*	.59		.60	.58	.58	.59
Ratio of expenses after expense reductions (%)	.58	*	.58		.60	.58	.58	.57
Ratio of net investment income (loss) (%)	1.47	*	2.11		1.70	1.49	1.49	1.85
Portfolio turnover rate (%)	1	**	4	c	4	6	5	8
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

			Years Ended December 31,
Class B2	Six Months Ended 6/30/14 (Unaudited)		2013		2012		2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$18.99		$14.99		$13.18		$13.15	$11.67	$9.54
Income (loss) from investment operations: Net investment income (loss)a	.13		.23		.22		.18	.16	.17
Net realized and unrealized gain (loss)	1.11		4.37		1.78		.02	1.50	2.21
Total from investment operations	1.24		4.60		2.00		.20	1.66	2.38
Less distributions from: Net investment income	(.29)		(.24)		(.19)		(.17)	(.18)	(.25)
Net realized gains on investment transactions	(.66)		(.36)		—		—	—	—
Total distributions	(.95)		(.60)		(.19)		(.17)	(.18)	(.25)
Net asset value, end of period	$19.28		$18.99		$14.99		$13.18	$13.15	$11.67
Total Return (%)	6.80	b**	31.44	b	15.26	b	1.43	14.29	25.79	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19		20		19		18	20	21
Ratio of expenses before expense reductions (%)	.74	*	.74		.75		.73	.73	.74
Ratio of expenses after expense reductions (%)	.68	*	.72		.74		.73	.73	.70
Ratio of net investment income (loss) (%)	1.36	*	1.39		1.55		1.34	1.34	1.72
Portfolio turnover rate (%)	1	**	4	c	4		6	5	8
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Investments VIT Funds (formerly DWS Investments VIT Funds) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two series. Deutsche Equity 500 Index VIP (formerly DWS Equity 500 Index VIP) (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate of 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B and Class B2 shares are subject to record keeping fees equal to an annual rate up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to in-kind redemptions, investments in futures contracts, income received from Real Estate Investment Trusts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2014, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $11,047,000 to $14,448,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$33,560
The above derivative is located in the following Statement of Assets and Liabilities account:
(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$919,816
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(232,798)
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2014, purchases and sales of investment securities (excluding short-term investments) aggregated $6,250,052 and $49,073,492, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor. Northern Trust Investments, Inc. ("NTI") acts as investment sub-advisor for the Fund and is paid by the Advisor for its services. As investment sub-advisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund's average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Accordingly, for the six months ended June 30, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.20% of the Fund's average daily net assets.

For the period from January 1, 2014 through September 30, 2014, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.33%
Class B	.58%
Class B2	.68%

For the six months ended June 30, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$34,841
Class B	526
Class B2	5,900
$41,267

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $303,302, of which $51,004 is unpaid.

Distribution Service Agreement. DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the six months ended June 30, 2014, the Distribution Service Fees were as follows:
Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2014
Class B	$6,307	$1,149
Class B2	23,923	3,873
	$30,230	$5,022

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2014, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2014
Class A	$250	$123
Class B	50	25
Class B2	20	10
	$320	$158

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $11,033, of which $2,215 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2014, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $1,093.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2014.

F. Ownership of the Fund

At June 30, 2014, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 48% and 19%, respectively. At June 30, 2014, four participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class B shares of the Fund, owning 41%, 21%, 20% and 19%. At June 30, 2014, one participating insurance company was a beneficial owner of record of 100% of the total outstanding Class B2 shares of the Fund.

G. In-Kind Redemptions

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2013, the Fund realized $75,739,517 of net gain attributable to in-kind redemptions.

H. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014 (Unaudited)
Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,070.00	$1,068.40	$1,068.00
Expenses Paid per $1,000*	$1.69	$2.97	$3.49
Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,023.16	$1,021.92	$1,021.42
Expenses Paid per $1,000*	$1.66	$2.91	$3.41

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class B2
Deutsche Equity 500 Index VIP	.33%	.58%	.68%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Equity 500 Index VIP's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2013.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2013, all of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreements were approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's and NTI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA's oversight of Fund sub-advisors, including NTI. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI's fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedule was the product of an arm's length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Notes

DeAWM Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 621-1148

vit-equ500-3 (R-028371-3 8/14)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 20, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2014